Stockholders’ Equity (Details) - USD ($)																									1 Months Ended																3 Months Ended				9 Months Ended	12 Months Ended
	Mar. 27, 2023	Mar. 14, 2023	Mar. 13, 2023	Feb. 28, 2023	Feb. 14, 2023	Feb. 08, 2023	Jan. 25, 2023	Jun. 17, 2022	Apr. 05, 2022	Mar. 07, 2022	Mar. 07, 2022	Jan. 06, 2022	Dec. 14, 2021	Dec. 03, 2021	Nov. 05, 2021	Aug. 15, 2021	Jul. 15, 2021	May 24, 2021	Apr. 10, 2021	Feb. 18, 2021	Feb. 08, 2021	Feb. 03, 2021	Feb. 01, 2021	Jan. 14, 2021	Sep. 15, 2022	Jun. 24, 2022	Feb. 24, 2022	Nov. 29, 2021	Nov. 15, 2021	Oct. 25, 2021	Sep. 15, 2021	Aug. 26, 2021	Jul. 20, 2021	Jun. 17, 2021	Apr. 21, 2021	Mar. 31, 2021	Mar. 28, 2021	Mar. 17, 2021	Feb. 26, 2021	Jan. 20, 2021	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 01, 2020
Stockholders’ Equity (Details) [Line Items]
Shares of capital stock																																									1,520,000,000					1,520,000,000
Designated of common stock shares																																									(1,500,000,000)					(1,500,000,000)
Common stock, par value (in Dollars per share)																																									$ 0.001					$ 0.001		$ 0.001
Designated of preferred stock																																									(20,000,000)					(20,000,000)
Preferred stock, par value (in Dollars per share)																																									$ 0.001					$ 0.001
Gross proceeds (in Dollars)										$ 2,659,750															$ 796,000
Aggregate common stock shares										1,519,857	1,519,857														4,000,000
Par value, per share (in Dollars per share)																																									$ 0.001					$ 0.001	$ 0.001
Purchase price per Share (in Dollars per share)											$ 1
Fair value amount (in Dollars)																		$ 34,500
Restricted common stock issued, shares													211	194	25,000					10,000								101,097	13,392																	307,342
Fair value of services (in Dollars)									$ 192,400						$ 85,750											$ 37,200			$ 41,917						$ 3,587					$ 192,000			$ 29,387	$ 7,488
Stock-based compensation (in Dollars)																																									$ 237,522						$ 7,616,195
Unrecognized compensation expense (in Dollars)																																									$ 0
Shares issued																																									3,767,925						2,250,691
Warrant holder shares																																									3,767,925						2,414,218
Warrant exercises (in Dollars)																																									$ 753,693						$ 9,487,223
Warrants to exercise price																																									3,767,925
Dividend cash (in Dollars)																																									$ 1,625,044					$ 4,216,528	$ 410,750
Additional warrant																																									18,837,979						127,801
Deemed dividend (in Dollars)																																									$ 3,661,981
Preferred stock, share authorized																																									20,000,000					20,000,000	20,000,000
Price per share (in Dollars per share)																																	$ 3.98
Subscription receivable (in Dollars)																																															$ 40,000
Stock issuance cost (in Dollars)																																															4,225
Additional restricted common stock																		10,000
Stock-based compensation expense (in Dollars)																																															99,908
Share of common stock																																			1,048
Vendor liability (in Dollars)																																				$ 12,719
Restricted common stock issued, shares (in Dollars)																																				$ 43,667										$ 40,995
Underwriting agreement, description																																		the Company entered into an underwriting agreement with The Benchmark Company LLC, pursuant to which we agreed to sell to the Underwriter in a firm commitment underwritten public offering an aggregate of 750,000 shares of the Company’s common stock, at a public offering price of $3.40 per share. The Company also granted the Underwriter a 30-day option to purchase up to an additional 112,500 shares of Common Stock to cover over-allotments, if any. The Offering closed on June 21, 2021. The net proceeds to the Company from the equity raise was $2,213,500. As part of the underwriting agreement the Company issued 46,667 warrants of the Company’s common stock to Benchmark. The warrants have an exercise price $5.40 and a term of five years. On July 9, 2021, the Representative exercised the over-allotment option to purchase an additional 954,568 shares of Common Stock.
Securities purchase agreement, description																														the Company entered into a securities purchase agreement with institutional investors resulting in the raise of $3,407,250 in gross proceeds to the Company. Pursuant to the terms of the purchase agreement, the Company agreed to sell, in a registered direct offering, an aggregate of 850,000 shares of the Company’s common stock, par value $0.001 per share, at a purchase price of $4.50 per Share.
Restricted common stock issued, shares																												250,000
Common stock to settle outstanding (in Dollars)																												$ 576,783
Vendor liabilities (in Dollars)																												$ 33,217													$ 23,589			14,525		$ (265,717)	$ 59,692
Restricted common stock									185,000				452	429												50,000		246,676																		44,894
Vendor liabilities (in Dollars)								$ 104,500																																						$ 265,717
Share based payments (in Dollars)																																													$ 69,000
warrants to purchase common stock										1,519,857															4,000,000
Exercise price (in Dollars per share)										$ 1.75	$ 1.75														$ 0.2
Restricted common stock issued (in Dollars)																									$ 75,000																					75,000
Fair value for service exchange (in Dollars)																																											$ 24,001	$ 8,364
Share based payments (in Dollars)																																													$ 2,405
Fair value (in Dollars)																																														$ 111,324
Repurchased share																																														87,716
Shares of common stock																																														16,050
Unvested employee options, description																																														As of December 31, 2022, there was $237,522 of total unrecognized compensation expense related to unvested employee options granted under the Company’s share-based compensation plans that is expected to be recognized over a weighted average period of approximately 0.14 years.
Total warrant issued																																															1,137,575
Fair value amount (in Dollars)																																														$ 16,134,193	$ 3,258,955
Underwriting agreement.																																															80,000
Comprehensive loss and totaled (in Dollars)																																															$ 480,863
Warrants to exercise price (in Dollars per share)																																														$ 5,246,953
Warrants issued																																														6,712,500
Warrants (in Dollars)																																														$ 3,171,076
Stock Option [Member]
Stockholders’ Equity (Details) [Line Items]
Stock option (in Dollars)																																														3,757,514	$ 129,375
Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Gross proceeds (in Dollars)			$ 300,000				$ 750,000
Aggregate common stock shares							1,562,500
Par value, per share (in Dollars per share)							$ 0.001
Purchase price per Share (in Dollars per share)							$ 0.48
Equity shares						29,170,653
Fair value amount (in Dollars)						$ 6,797,648
Restricted common stock issued, shares	1,892,780	44,248	1,500,000	1,250,000	10,417							8,850				820	715		16,275	10,417		1,929	50,000	30,000			50,000				793	348	2,154			13,113	31,782	9,624	291	40,000
Fair value of services (in Dollars)	$ 246,061	$ 5,000		$ 213,750	$ 5,000							$ 19,736				$ 2,500	$ 2,500		$ 69,332	$ 50,002	$ 7,502	$ 8,198	$ 196,000	$ 133,200							$ 2,500	$ 999	$ 8,570					$ 49,371	$ 1,499
Share of common stock																					2,092
Stock issued period for service (in Dollars)																				$ 48,000
Vendor liability (in Dollars)																																					$ 125,000
Restricted common stock issued, shares (in Dollars)																																														$ 58
Restricted common stock																																														138,125
Fair value exchange services (in Dollars)																											$ 69,000
Minimum [Member]
Stockholders’ Equity (Details) [Line Items]
Fair value of services (in Dollars)																																										$ 50,000
Converted shares																																														50	7,278
Fair value for service exchange (in Dollars)																																										22,892
Maximum [Member]
Stockholders’ Equity (Details) [Line Items]
Fair value of services (in Dollars)																																										107,206
Converted shares																																														12,136	1,766,449
Fair value for service exchange (in Dollars)																																										$ 34,900
Series E Convertible Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, share authorized																																														8,000
Preferred stock, share issued																																														450
Series E Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, par value (in Dollars per share)																																														$ 1,000
Preferred stock, share authorized																																									8,000					8,000	8,000
Preferred stock, share issued																																														450	500
Price per share (in Dollars per share)																																														$ 4.12
Convertible share																																															486,516
Securities purchase agreements [Member]
Stockholders’ Equity (Details) [Line Items]
Securities purchase agreement, description																																														On March 1, 2022, the Company entered into securities purchase agreements with twenty-eight accredited investors whereby, at the closing, such investors purchased from the Company an aggregate of 1,401,457 shares of the Company’s common stock and (ii) 1,401,457 warrants to purchase shares of common stock, for an aggregate purchase price of $2,452,550. Such warrants are exercisable for a term of five-years from the date of issuance, at an exercise price of $1.75 per share. The Company has recorded $40,000 to stock issuance costs, which are part of Additional Paid-in Capital.
Black-Scholes Option-Pricing Model [Member]
Stockholders’ Equity (Details) [Line Items]
Warrants (in Dollars)																																														$ 6,172,614